Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.4%
Bandwidth, Inc., Class A(a)	14,696	1,629,051
Vonage Holdings Corp.(a)	250,000	2,407,500
Total		4,036,551
Entertainment 0.0%
Glu Mobile, Inc.(a)	45,218	451,276
Media 0.8%
Emerald Holding, Inc.	182,400	404,928
Entravision Communications Corp., Class A	371,900	557,850
Meredith Corp.	19,200	286,848
MSG Networks, Inc., Class A(a)	57,300	709,374
New York Times Co. (The), Class A	101,968	4,000,205
Nexstar Media Group, Inc., Class A	35,000	2,915,850
TEGNA, Inc.	26,900	315,268
Total		9,190,323
Total Communication Services		13,678,150
Consumer Discretionary 10.5%
Auto Components 2.1%
Adient PLC(a)	29,500	501,795
Cooper Tire & Rubber Co.	29,900	769,327
Dana, Inc.	139,050	1,757,592
Dorman Products, Inc.(a)	67,155	4,695,478
Fox Factory Holding Corp.(a)	167,169	12,054,557
Goodyear Tire & Rubber Co. (The)	101,500	772,415
Motorcar Parts of America, Inc.(a)	39,100	618,562
Stoneridge, Inc.(a)	37,544	772,655
Visteon Corp.(a)	37,400	2,692,800
Total		24,635,181
Automobiles 0.4%
Harley-Davidson, Inc.	15,800	337,172
Thor Industries, Inc.	6,800	586,160
Winnebago Industries, Inc.	57,321	3,118,262
Total		4,041,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Distributors 0.4%
Funko, Inc., Class A(a)	146,400	827,160
Pool Corp.	13,582	3,653,830
Total		4,480,990
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.(a)	13,816	1,545,734
Graham Holdings Co., Class B	2,024	725,058
Grand Canyon Education, Inc.(a)	65,636	6,405,417
K12, Inc.(a)	73,403	1,807,182
OneSpaWorld Holdings Ltd.	65,423	427,866
Regis Corp.(a)	18,800	197,776
Total		11,109,033
Hotels, Restaurants & Leisure 1.4%
Boyd Gaming Corp.	127,218	2,719,921
Brinker International, Inc.	8,100	213,435
Dine Brands Global, Inc.	57,363	2,603,706
Hilton Grand Vacations, Inc.(a)	26,500	570,810
Marriott Vacations Worldwide Corp.	17,000	1,527,110
Papa John’s International, Inc.	16,000	1,246,240
Planet Fitness, Inc., Class A(a)	44,868	2,899,819
Texas Roadhouse, Inc.	84,409	4,376,607
Twin River Worldwide Holdings, Inc.	24,700	516,477
Total		16,674,125
Household Durables 1.9%
Century Communities, Inc.(a)	20,200	596,708
Ethan Allen Interiors, Inc.	62,100	701,730
Flexsteel Industries, Inc.	20,100	199,593
Green Brick Partners, Inc.(a)	13,000	139,100
Hamilton Beach Brands Holding Co.	16,500	157,575
Helen of Troy Ltd.(a)	16,252	2,956,564
Hooker Furniture Corp.	51,100	832,930
iRobot Corp.(a)	7,200	530,784
KB Home	142,550	4,715,554
La-Z-Boy, Inc.	71,850	1,847,982
LGI Homes, Inc.(a)	6,900	575,598
M/I Homes, Inc.(a)	23,083	772,819
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	30,389	2,112,035
Taylor Morrison Home Corp., Class A(a)	32,500	628,225
TopBuild Corp.(a)	24,300	2,786,967
TRI Pointe Group, Inc.(a)	173,070	2,478,362
Universal Electronics, Inc.(a)	12,331	557,854
Zagg, Inc.(a)	165,100	492,824
Total		23,083,204
Internet & Direct Marketing Retail 0.4%
Duluth Holdings, Inc., Class B(a)	43,200	196,128
Farfetch Ltd., Class A(a)	119,354	1,654,247
PetMed Express, Inc.	19,700	711,170
RealReal, Inc. (The)(a)	113,793	1,525,964
Total		4,087,509
Leisure Products 0.2%
Acushnet Holdings Corp.	36,690	1,226,180
Johnson Outdoors, Inc., Class A	20,603	1,598,999
Total		2,825,179
Multiline Retail 0.3%
Big Lots, Inc.	5,700	220,875
Dillard’s, Inc., Class A	5,500	165,055
Ollie’s Bargain Outlet Holdings, Inc.(a)	34,894	3,191,056
Total		3,576,986
Specialty Retail 2.1%
Aaron’s, Inc.	21,035	776,402
American Eagle Outfitters, Inc.	60,100	550,516
Asbury Automotive Group, Inc.(a)	6,600	477,048
Bed Bath & Beyond, Inc.	27,800	202,106
Camping World Holdings, Inc., Class A	20,600	436,308
Children’s Place, Inc. (The)	24,400	1,016,016
Designer Brands, Inc.	79,900	489,787
Floor & Decor Holdings, Inc.(a)	34,841	1,811,732
Genesco, Inc.(a)	59,900	1,107,551
Group 1 Automotive, Inc.	10,100	635,694
Haverty Furniture Companies, Inc.	41,400	716,220
Hibbett Sports, Inc.(a)	91,612	1,769,944
Hudson Ltd., Class A(a)	175,803	886,047
Lithia Motors, Inc., Class A	34,869	4,204,853
Murphy U.S.A., Inc.(a)	17,572	2,040,109
Common Stocks (continued)
Issuer	Shares	Value ($)
National Vision Holdings, Inc.(a)	154,007	4,124,308
Office Depot, Inc.	227,300	561,431
Sally Beauty Holdings, Inc.(a)	71,000	925,840
Sleep Number Corp.(a)	19,426	605,508
Sonic Automotive, Inc., Class A	23,400	614,952
Sportsman’s Warehouse Holdings, Inc.(a)	55,300	617,701
Tilly’s, Inc.	74,100	379,392
Urban Outfitters, Inc.(a)	19,000	321,860
Zumiez, Inc.(a)	8,100	197,397
Total		25,468,722
Textiles, Apparel & Luxury Goods 0.4%
Crocs, Inc.(a)	18,904	541,599
Deckers Outdoor Corp.(a)	10,349	1,889,003
Fossil Group, Inc.(a)	236,100	720,105
G-III Apparel Group Ltd.(a)	34,500	356,385
Movado Group, Inc.	71,800	753,900
Rocky Brands, Inc.	9,600	199,104
Unifi, Inc.(a)	13,100	179,863
Vera Bradley, Inc.(a)	74,200	389,550
Total		5,029,509
Total Consumer Discretionary		125,012,032
Consumer Staples 2.6%
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	95,000	3,420,000
Grocery Outlet Holding Corp.(a)	76,421	2,813,057
Performance Food Group Co.(a)	112,606	3,000,950
SpartanNash Co.	36,289	776,947
The Chefs’ Warehouse(a)	47,727	706,360
Village Super Market, Inc., Class A	28,200	674,826
Total		11,392,140
Food Products 0.6%
Freshpet, Inc.(a)	52,358	4,040,991
TreeHouse Foods, Inc.(a)	49,500	2,609,145
Total		6,650,136

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
Central Garden & Pet Co., Class A(a)	53,629	1,837,329
Energizer Holdings, Inc.	14,100	618,708
Spectrum Brands Holdings, Inc.	20,609	975,218
WD-40 Co.	21,300	4,086,405
Total		7,517,660
Personal Products 0.4%
BellRing Brands, Inc., Class A(a)	97,000	1,947,760
elf Beauty, Inc.(a)	53,205	911,934
Inter Parfums, Inc.	11,309	524,850
Medifast, Inc.	3,500	358,190
Nu Skin Enterprises, Inc., Class A	18,800	698,984
Usana Health Sciences, Inc.(a)	8,600	728,592
Total		5,170,310
Tobacco 0.1%
Universal Corp.	16,500	726,990
Total Consumer Staples		31,457,236
Energy 2.0%
Energy Equipment & Services 0.8%
Apergy Corp.(a)	54,300	492,501
Cactus, Inc., Class A	31,500	601,020
Frank’s International NV(a)	322,600	725,850
Hoegh LNG Partners LP	15,000	155,550
Liberty Oilfield Services, Inc., Class A	215,925	1,112,014
Matrix Service Co.(a)	123,634	1,362,447
National Oilwell Varco, Inc.	26,300	327,961
NexTier Oilfield Solutions, Inc.(a)	200,317	580,919
Patterson-UTI Energy, Inc.	288,000	1,062,720
ProPetro Holding Corp.(a)	71,300	352,935
RPC, Inc.(a)	161,000	511,980
SEACOR Holdings, Inc.(a)	8,400	225,120
Select Energy Services, Inc., Class A(a)	213,519	1,268,303
Solaris Oilfield Infrastructure, Inc., Class A	66,400	460,152
Total		9,239,472
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.2%
Altus Midstream Co., Class A(a)	681,900	470,511
Berry Corp.	113,700	482,088
Bonanza Creek Energy, Inc.(a)	44,700	755,430
Cimarex Energy Co.	56,000	1,471,680
Delek U.S. Holdings, Inc.	94,400	1,856,848
Earthstone Energy, Inc., Class A(a)	227,200	677,056
Kosmos Energy Ltd.	161,900	294,658
Magnolia Oil & Gas Corp., Class A(a)	86,700	481,185
Par Pacific Holdings, Inc.(a)	19,200	178,368
PBF Energy, Inc., Class A	24,200	257,004
PDC Energy, Inc.(a)	42,577	518,588
Range Resources Corp.	117,400	703,226
Renewable Energy Group, Inc.(a)	19,800	563,310
REX American Resources Corp.(a)	12,200	715,530
Scorpio Tankers, Inc.	73,000	1,295,020
Talos Energy, Inc.(a)	14,400	174,960
World Fuel Services Corp.	75,261	1,917,650
WPX Energy, Inc.(a)	299,000	1,695,330
Total		14,508,442
Total Energy		23,747,914
Financials 14.8%
Banks 8.7%
1st Source Corp.	33,564	1,160,979
Amalgamated Bank, Class A	34,400	386,312
Ameris Bancorp	75,000	1,817,250
Associated Banc-Corp.	53,908	755,251
Atlantic Capital Bancshares, Inc.(a)	46,109	525,643
Atlantic Union Bankshares Corp.	115,000	2,662,250
Bancorp, Inc. (The)(a)	309,560	2,724,128
BankUnited, Inc.	44,300	818,664
Bar Harbor Bankshares	19,300	380,596
Boston Private Financial Holdings, Inc.	220,359	1,513,866
Bridge Bancorp, Inc.	26,600	566,580
Brookline Bancorp, Inc.	38,200	355,260
Bryn Mawr Bank Corp.	35,136	975,727
Cadence BanCorp	54,000	435,780
Camden National Corp.	11,800	395,772
Cathay General Bancorp	191,580	5,209,060

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Pacific Financial Corp.	75,683	1,219,253
City Holding Co.	7,300	459,170
Community Bank System, Inc.	55,000	3,268,100
Community Trust Bancorp, Inc.	37,704	1,238,199
ConnectOne Bancorp, Inc.	38,500	564,410
CrossFirst Bankshares, Inc.(a)	19,400	188,762
Customers Bancorp, Inc.(a)	67,200	745,248
Dime Community Bancshares, Inc.	49,300	711,399
Eagle Bancorp, Inc.	22,100	715,156
Equity Bancshares, Inc., Class A(a)	45,500	742,105
FB Financial Corp.	12,000	283,320
Financial Institutions, Inc.	41,578	735,515
First BanCorp	130,600	714,382
First BanCorp	31,899	810,873
First Business Financial Services, Inc.	12,000	198,600
First Commonwealth Financial Corp.	116,514	953,085
First Financial Bancorp	33,500	445,215
First Financial Bankshares, Inc.	72,326	2,216,069
First Financial Corp.	19,000	666,900
First Hawaiian, Inc.	42,200	727,950
First Horizon National Corp.	78,400	733,040
First Internet Bancorp	24,100	387,528
First Mid Bancshares, Inc.	14,400	366,480
First Midwest Bancorp, Inc.	53,200	694,260
First of Long Island Corp. (The)	37,500	572,625
Flushing Financial Corp.	64,700	733,698
FNB Corp.	70,600	523,146
Franklin Financial Network, Inc.	23,300	574,578
Fulton Financial Corp.	66,954	750,554
German American Bancorp, Inc.	6,500	201,370
Great Southern Bancorp, Inc.	27,725	1,124,526
Great Western Bancorp, Inc.	132,416	1,885,604
Hancock Whitney Corp.	155,040	3,351,965
Hanmi Financial Corp.	80,300	725,109
HBT Financial, Inc.	15,900	202,248
Heartland Financial U.S.A., Inc.	36,658	1,173,423
Heritage Commerce Corp.	123,000	999,990
Heritage Financial Corp.	99,300	1,886,700
Hilltop Holdings, Inc.	123,843	2,314,626
Common Stocks (continued)
Issuer	Shares	Value ($)
Home Bancshares, Inc.	24,800	358,856
HomeTrust Bancshares, Inc.	12,700	195,834
Hope Bancorp, Inc.	78,700	747,257
Horizon Bancorp, Inc.	18,600	190,836
Iberiabank Corp.	8,600	364,726
Independent Bank Corp.	42,000	2,917,740
Independent Bank Corp.	43,249	597,701
International Bancshares Corp.	83,174	2,560,096
Investors Bancorp, Inc.	85,500	742,140
Lakeland Bancorp, Inc.	84,633	939,426
Live Oak Bancshares, Inc.	53,000	717,620
Metropolitan Bank Holding Corp.(a)	16,300	456,400
Midland States Bancorp, Inc.	47,200	706,584
MidWestOne Financial Group, Inc.	19,200	368,448
Northrim BanCorp, Inc.	8,200	189,174
OceanFirst Financial Corp.	110,500	1,845,350
Old National Bancorp	20,169	274,097
Orrstown Financial Services, Inc.	13,400	180,632
Pacific Premier Bancorp, Inc.	122,500	2,648,450
Park National Corp.	6,500	486,655
Peapack-Gladstone Financial Corp.	65,939	1,241,631
Peoples Bancorp, Inc.	10,600	238,182
Preferred Bank	28,311	1,063,644
QCR Holdings, Inc.	13,990	424,876
RBB Bancorp	28,300	363,089
Renasant Corp.	104,800	2,527,776
Republic Bancorp, Inc.	11,400	365,370
Sandy Spring Bancorp, Inc.	178,301	4,323,799
Signature Bank	11,621	1,195,917
South Plains Financial, Inc.	14,500	191,400
South State Corp.	4,200	220,794
Southern National Bancorp of Virginia, Inc.	37,700	379,262
TCF Financial Corp.	102,000	2,949,840
Texas Capital Bancshares, Inc.(a)	15,600	417,456
Towne Bank	16,900	318,734
Trico Bancshares	23,400	663,858
Triumph Bancorp, Inc.(a)	51,000	1,252,050
Trustmark Corp.	20,400	485,316
UMB Financial Corp.	56,400	2,892,192

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Umpqua Holdings Corp.	115,326	1,313,563
United Bankshares, Inc.	12,879	374,521
Univest Corporation of Pennsylvania	42,891	705,128
Washington Trust Bancorp, Inc.	11,400	364,458
Webster Financial Corp.	52,603	1,488,665
West Bancorporation, Inc.	10,400	183,456
Wintrust Financial Corp.	56,312	2,385,376
Zions Bancorp	27,696	911,337
Total		104,218,011
Capital Markets 1.7%
Artisan Partners Asset Management, Inc., Class A	17,200	498,284
BrightSphere Investment Group, Inc.	40,400	337,340
Cowen, Inc.	46,200	603,834
Evercore, Inc., Class A	74,117	4,084,588
Focus Financial Partners, Inc., Class A(a)	85,163	2,370,938
GAIN Capital Holdings, Inc.	45,100	283,228
GAMCO Investors, Inc., Class A	16,200	209,304
Greenhill & Co., Inc.	58,734	585,578
Houlihan Lokey, Inc.	61,504	3,719,762
INTL FCStone, Inc.(a)	13,200	673,332
Oppenheimer Holdings, Inc., Class A	18,300	387,594
Sculptor Capital Management, Inc.	30,800	386,232
Stifel Financial Corp.	63,734	3,040,749
Victory Capital Holdings, Inc., Class A	44,600	745,266
Virtu Financial, Inc. Class A	12,800	305,280
Virtus Investment Partners, Inc.	6,000	557,880
Waddell & Reed Financial, Inc., Class A	55,145	719,091
Westwood Holdings Group, Inc.	28,300	501,759
Total		20,010,039
Consumer Finance 0.3%
Navient Corp.	66,500	494,760
Nelnet, Inc., Class A	23,425	1,154,618
SLM Corp.	237,900	1,803,282
Total		3,452,660
Diversified Financial Services 0.0%
FGL Holdings	51,700	431,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.9%
Ambac Financial Group, Inc.(a)	51,200	687,104
American Equity Investment Life Holding Co.	116,204	2,520,465
AMERISAFE, Inc.	44,000	2,700,720
Argo Group International Holdings Ltd.	63,400	1,945,746
CNO Financial Group, Inc.	52,063	747,104
eHealth, Inc.(a)	20,365	2,656,003
Employers Holdings, Inc.	69,294	2,071,198
Enstar Group Ltd.(a)	3,300	469,920
Global Indemnity Ltd	18,600	451,236
Horace Mann Educators Corp.	20,204	737,850
MBIA, Inc.(a)	104,200	737,736
National General Holdings Corp.	91,527	1,857,998
National Western Life Group, Inc., Class A	4,000	783,720
ProAssurance Corp.	50,000	690,000
Selectquote, Inc.(a)	46,327	1,274,919
State Auto Financial Corp.	8,100	161,514
Stewart Information Services Corp.	24,800	764,336
Third Point Reinsurance Ltd.(a)	89,500	660,510
United Fire Group, Inc.	26,700	716,361
Total		22,634,440
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Blackstone Mortgage Trust, Inc.	59,000	1,391,810
Colony Credit Real Estate, Inc.	102,600	507,870
Great Ajax Corp.	67,761	555,640
Starwood Property Trust, Inc.	71,000	941,460
Total		3,396,780
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.(a)	137,108	2,988,954
Bridgewater Bancshares, Inc.(a)	19,000	197,980
Capitol Federal Financial, Inc.	25,500	298,987
Essent Group Ltd.	49,582	1,638,685
Federal Agricultural Mortgage Corp.	5,700	365,541
First Defiance Financial Corp.	23,100	383,691
Flagstar Bancorp, Inc.	59,293	1,737,285
FS Bancorp, Inc.	4,500	190,080
Hingham Institution for Savings	2,900	476,035
HomeStreet, Inc.	76,319	1,817,919

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Luther Burbank Corp.	47,600	489,328
Merchants Bancorp	23,800	406,504
Meridian Bancorp, Inc.	20,200	232,704
MGIC Investment Corp.	265,000	2,175,650
NMI Holdings, Inc., Class A(a)	70,462	1,082,649
Northfield Bancorp, Inc.	48,600	531,198
Radian Group, Inc.	56,000	889,280
Southern Missouri Bancorp, Inc.	7,900	192,128
Sterling Bancorp, Inc.	128,400	365,940
Territorial Bancorp, Inc.	7,300	185,639
TrustCo Bank Corp.	222,676	1,402,859
Walker & Dunlop, Inc.	34,669	1,404,094
Washington Federal, Inc.	28,344	732,976
Waterstone Financial, Inc.	30,000	447,000
WSFS Financial Corp.	89,500	2,476,465
Total		23,109,571
Total Financials		177,252,679
Health Care 16.5%
Biotechnology 5.6%
ACADIA Pharmaceuticals, Inc.(a)	48,813	2,425,030
ADC Therapeutics SA(a)	60,451	2,233,664
Alector, Inc.(a)	47,460	1,551,942
Alkermes PLC(a)	59,366	971,228
Amicus Therapeutics, Inc.(a)	233,471	2,912,551
Arena Pharmaceuticals, Inc.(a)	14,500	866,665
Atara Biotherapeutics, Inc.(a)	145,089	1,668,523
Avrobio, Inc.(a)	99,027	2,002,326
Biohaven Pharmaceutical Holding Co., Ltd.(a)	53,146	3,320,031
Blueprint Medicines Corp.(a)	39,995	2,605,274
BridgeBio Pharma, Inc.(a)	45,109	1,323,047
Castle Biosciences, Inc.(a)	16,020	615,649
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	209,996	3,914,325
Emergent Biosolutions, Inc.(a)	22,866	1,909,082
FibroGen, Inc.(a)	64,373	2,152,633
G1 Therapeutics, Inc.(a)	76,360	1,295,829
Global Blood Therapeutics, Inc.(a)	29,364	2,053,131
Halozyme Therapeutics, Inc.(a)	171,910	4,172,256
Heron Therapeutics, Inc.(a)	129,849	2,365,849
Common Stocks (continued)
Issuer	Shares	Value ($)
Homology Medicines, Inc.(a)	85,161	1,212,693
Immunomedics, Inc.(a)	94,442	3,172,307
Intercept Pharmaceuticals, Inc.(a)	29,566	2,136,439
Ligand Pharmaceuticals, Inc.(a)	49,398	5,017,355
Natera, Inc.(a)	105,621	4,631,481
Orchard Therapeutics PLC, ADR(a)	64,310	610,945
REGENXBIO, Inc.(a)	44,464	1,674,514
Revolution Medicines, Inc.(a)	36,026	1,106,719
Rubius Therapeutics, Inc.(a)	101,569	655,120
Sage Therapeutics, Inc.(a)	38,158	1,363,004
Twist Bioscience Corp.(a)	86,992	3,301,346
Viela Bio, Inc.(a)	42,537	1,994,985
Total		67,235,943
Health Care Equipment & Supplies 4.4%
Angiodynamics, Inc.(a)	72,101	736,151
Cantel Medical Corp.	62,088	2,612,663
CONMED Corp.	21,183	1,555,044
Insulet Corp.(a)	10,515	1,982,814
Integer Holdings Corp.(a)	20,987	1,661,751
iRhythm Technologies, Inc.(a)	34,850	4,332,204
LeMaitre Vascular, Inc.	144,186	3,877,162
Merit Medical Systems, Inc.(a)	175,157	7,880,313
Mesa Laboratories, Inc.	37,234	9,839,084
Neogen Corp.(a)	121,659	8,664,554
Nevro Corp.(a)	33,607	4,221,039
NuVasive, Inc.(a)	9,437	571,882
OraSure Technologies, Inc.(a)	71,062	1,033,241
Orthofix Medical, Inc.(a)	33,934	1,156,471
Shockwave Medical, Inc.(a)	54,797	2,411,616
Total		52,535,989
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc.(a)	67,677	1,936,239
Amedisys, Inc.(a)	26,336	5,057,829
Hanger, Inc.(a)	41,600	763,776
LHC Group, Inc.(a)	20,500	3,331,455
Magellan Health, Inc.(a)	10,000	749,900
Mednax, Inc.(a)	46,400	720,592
National Research Corp., Class A	50,443	2,861,127
Patterson Companies, Inc.	30,400	598,576

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
R1 RCM, Inc.(a)	210,000	2,228,100
Surgery Partners, Inc.(a)	82,160	1,101,355
Total		19,348,949
Health Care Technology 2.0%
Computer Programs & Systems, Inc.	30,943	684,459
Evolent Health, Inc., Class A(a)	144,889	1,286,614
HealthStream, Inc.(a)	40,879	931,224
HMS Holdings Corp.(a)	58,299	1,821,261
Inspire Medical Systems, Inc.(a)	5,915	482,309
Omnicell, Inc.(a)	104,846	7,015,246
Teladoc Health, Inc.(a)	35,337	6,150,758
Vocera Communications, Inc.(a)	243,296	4,775,900
Total		23,147,771
Life Sciences Tools & Services 1.7%
10X Genomics, Inc., Class A(a)	13,203	1,029,438
Adaptive Biotechnologies Corp.(a)	18,382	711,383
Bio-Techne Corp.	12,050	3,190,840
Luminex Corp.	61,645	1,920,858
Personalis, Inc.(a)	66,702	789,752
Repligen Corp.(a)	77,600	10,163,272
Syneos Health, Inc.(a)	42,500	2,592,075
Total		20,397,618
Pharmaceuticals 1.2%
Arvinas, Inc.(a)	19,505	648,931
Horizon Therapeutics PLC(a)	144,557	7,333,377
MyoKardia, Inc.(a)	8,712	891,150
Revance Therapeutics, Inc.(a)	135,160	2,824,844
Taro Pharmaceutical Industries Ltd.(a)	10,600	722,284
TherapeuticsMD, Inc.(a)	455,431	514,637
Tricida, Inc.(a)	62,696	1,684,015
Total		14,619,238
Total Health Care		197,285,508
Industrials 21.4%
Aerospace & Defense 1.5%
AAR Corp.	29,900	603,083
Axon Enterprise, Inc.(a)	76,896	5,841,020
Mercury Systems, Inc.(a)	112,729	10,072,336
Moog, Inc., Class A	5,500	298,595
Common Stocks (continued)
Issuer	Shares	Value ($)
National Presto Industries, Inc.	8,600	773,914
Vectrus, Inc.(a)	14,400	790,848
Total		18,379,796
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.(a)	60,000	1,292,400
Echo Global Logistics, Inc.(a)	68,609	1,420,206
HUB Group, Inc., Class A(a)	15,857	741,632
Total		3,454,238
Airlines 0.2%
Hawaiian Holdings, Inc.	40,300	581,529
Skywest, Inc.	56,000	1,795,920
Spirit Airlines, Inc.(a)	35,900	464,905
Total		2,842,354
Building Products 4.2%
AAON, Inc.	133,687	7,241,825
Advanced Drainage Systems, Inc.	103,696	4,597,881
Armstrong Flooring, Inc.(a)	168,000	574,560
Builders FirstSource, Inc.(a)	83,391	1,735,367
Caesarstone Ltd.	68,000	757,520
Fortune Brands Home & Security, Inc.	27,141	1,654,515
Insteel Industries, Inc.	41,800	737,770
Masonite International Corp.(a)	54,159	3,595,074
Patrick Industries, Inc.	27,227	1,412,265
Quanex Building Products Corp.	69,961	867,516
Resideo Technologies, Inc.(a)	118,600	837,316
Simpson Manufacturing Co., Inc.	152,986	12,248,059
Trex Company, Inc.(a)	113,606	13,646,353
Total		49,906,021
Commercial Services & Supplies 1.7%
ACCO Brands Corp.	89,000	550,910
Brink’s Co. (The)	38,309	1,536,191
Casella Waste Systems, Inc., Class A(a)	142,706	7,270,871
Clean Harbors, Inc.(a)	21,788	1,293,989
Deluxe Corp.	20,900	487,597
Ennis, Inc.	40,100	713,780
Herman Miller, Inc.	10,100	232,502
Interface, Inc.	64,700	549,303
Kimball International, Inc., Class B	43,402	485,668

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Knoll, Inc.	23,800	251,328
MSA Safety, Inc.	34,376	4,088,681
Steelcase, Inc., Class A	142,143	1,646,016
Unifirst Corp.	8,641	1,553,652
Total		20,660,488
Construction & Engineering 1.2%
Arcosa, Inc.	8,700	332,079
Comfort Systems U.S.A., Inc.	16,800	621,600
Construction Partners, Inc., Class A(a)	291,954	5,167,586
EMCOR Group, Inc.	16,399	1,042,156
Fluor Corp.	61,600	715,176
MasTec, Inc.(a)	52,000	2,035,800
MYR Group, Inc.(a)	23,300	671,273
Northwest Pipe Co.(a)	18,163	455,710
Primoris Services Corp.	35,600	594,164
Sterling Construction Co., Inc.(a)	41,800	378,290
Tutor Perini Corp.(a)	45,600	478,800
Valmont Industries, Inc.	18,161	2,070,354
Total		14,562,988
Electrical Equipment 1.2%
Acuity Brands, Inc.	5,600	482,440
AZZ, Inc.	16,600	525,556
Bloom Energy Corp., Class A(a)	205,000	1,646,150
Encore Wire Corp.	6,100	294,569
EnerSys	11,100	702,630
Generac Holdings, Inc.(a)	41,425	4,609,360
GrafTech International Ltd.	106,100	725,724
Preformed Line Products Co.	8,900	441,707
Regal Beloit Corp.	19,804	1,575,210
Sunrun, Inc.(a)	155,000	2,588,500
Thermon(a)	42,200	676,466
Total		14,268,312
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	14,723	1,764,699
Machinery 5.3%
Albany International Corp., Class A	67,996	4,100,159
Astec Industries, Inc.	18,300	777,384
Blue Bird Corp.(a)	58,500	839,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Columbus McKinnon Corp.	39,362	1,196,998
Commercial Vehicle Group, Inc.(a)	75,200	190,256
Crane Co.	9,600	534,912
Douglas Dynamics, Inc.	172,910	6,318,131
EnPro Industries, Inc.	27,191	1,225,770
ESCO Technologies, Inc.	72,912	6,023,260
Evoqua Water Technologies Corp.(a)	160,000	3,009,600
Graco, Inc.	48,631	2,344,501
Graham Corp.	31,900	364,936
Greenbrier Companies, Inc. (The)	37,132	787,941
Helios Technologies, Inc.	105,055	3,757,817
Hillenbrand, Inc.	32,200	828,828
Hyster-Yale Materials Handling, Inc.	10,000	366,100
ITT, Inc.	47,964	2,767,523
John Bean Technologies Corp.	111,163	9,132,041
Kennametal, Inc.	13,900	385,586
Lydall, Inc.(a)	50,226	543,445
Meritor, Inc.(a)	37,300	760,174
Miller Industries, Inc.	11,500	340,745
Mueller Water Products, Inc., Class A	30,400	283,936
Navistar International Corp.(a)	26,900	676,266
Omega Flex, Inc.	32,626	3,337,640
Proto Labs, Inc.(a)	34,950	4,415,933
RBC Bearings, Inc.(a)	44,077	6,199,430
Wabash National Corp.	79,900	763,045
Watts Water Technologies, Inc., Class A	11,857	986,028
Total		63,257,860
Marine 0.2%
Kirby Corp.(a)	21,309	1,092,726
Matson, Inc.	26,600	759,962
Total		1,852,688
Professional Services 2.3%
BG Staffing, Inc.	34,000	354,960
CBIZ, Inc.(a)	71,514	1,619,792
Exponent, Inc.	126,791	9,412,964
FTI Consulting, Inc.(a)	18,227	2,195,624
GP Strategies Corp.(a)	53,200	417,620
Heidrick & Struggles International, Inc.	73,251	1,624,707
Huron Consulting Group, Inc.(a)	24,223	1,120,556

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ICF International, Inc.	39,000	2,557,620
InnerWorkings, Inc.(a)	181,900	216,461
Kelly Services, Inc., Class A	53,400	800,466
Kforce, Inc.	77,500	2,340,500
Korn/Ferry International	66,900	2,024,394
Resources Connection, Inc.	65,500	719,845
TrueBlue, Inc.(a)	114,438	1,769,212
Total		27,174,721
Road & Rail 0.8%
ArcBest Corp.	46,839	1,048,725
Covenant Transportation Group, Inc., Class A(a)	71,800	904,680
Lyft, Inc., Class A(a)	26,653	833,173
Saia, Inc.(a)	36,267	3,932,793
Universal Logistics Holdings, Inc.	48,500	720,710
Werner Enterprises, Inc.	33,700	1,557,614
Total		8,997,695
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc.	39,694	2,302,252
BMC Stock Holdings, Inc.(a)	79,415	2,078,291
DXP Enterprises, Inc.(a)	36,800	648,784
EVI Industries, Inc.(a)	58,900	1,157,974
Foundation Building Materials, Inc.(a)	76,636	1,020,792
H&E Equipment Services, Inc.	44,603	764,495
Herc Holdings Inc(a)	18,063	514,795
NOW, Inc.(a)	159,000	1,184,550
Rush Enterprises, Inc., Class A	80,953	3,369,264
SiteOne Landscape Supply, Inc.(a)	117,883	12,532,142
Triton International Ltd.	60,000	1,830,000
WESCO International, Inc.(a)	18,500	616,050
Total		28,019,389
Total Industrials		255,141,249
Information Technology 20.5%
Communications Equipment 1.1%
Casa Systems, Inc.(a)	43,800	190,530
Ciena Corp.(a)	88,316	4,880,342
CommScope Holding Co., Inc.(a)	42,700	440,237
Comtech Telecommunications Corp.	45,704	813,988
Digi International, Inc.(a)	89,468	995,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Harmonic, Inc.(a)	215,000	1,158,850
Lumentum Holdings, Inc.(a)	15,400	1,129,128
Netscout Systems, Inc.(a)	41,806	1,148,411
Plantronics, Inc.	45,700	595,471
Viavi Solutions, Inc.(a)	154,000	1,784,860
Total		13,137,596
Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc.(a)	3,800	363,698
Belden, Inc.	23,300	793,132
Benchmark Electronics, Inc.	32,800	695,032
CTS Corp.	39,592	844,893
ePlus, Inc.(a)	4,300	316,953
Fabrinet(a)	25,787	1,648,821
Insight Enterprises, Inc.(a)	6,800	348,568
Kimball Electronics, Inc.(a)	41,200	584,628
Knowles Corp.(a)	87,121	1,310,300
Littelfuse, Inc.	14,468	2,350,905
Methode Electronics, Inc.	11,400	357,390
MTS Systems Corp.	40,354	710,634
Novanta, Inc.(a)	79,094	8,123,745
PC Connection, Inc.	12,500	541,000
Plexus Corp.(a)	31,005	1,991,141
Rogers Corp.(a)	39,300	4,254,618
Sanmina Corp.(a)	65,898	1,753,546
Scansource, Inc.(a)	30,300	746,895
SYNNEX Corp.	26,000	2,772,900
Vishay Intertechnology, Inc.	168,401	2,738,200
Vishay Precision Group, Inc.(a)	20,195	477,006
Total		33,724,005
IT Services 1.7%
CACI International, Inc., Class A(a)	2,139	536,418
Cass Information Systems, Inc.	14,000	564,760
I3 Verticals, Inc.(a)	60,865	1,756,564
KBR, Inc.	207,485	4,865,523
Mantech International Corp., Class A	55,683	4,328,797
MongoDB, Inc.(a)	12,796	2,970,080
NIC, Inc.	31,000	745,860
Science Applications International Corp.	31,000	2,729,240

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sykes Enterprises, Inc.(a)	64,804	1,766,557
Unisys Corp.(a)	54,000	613,440
Total		20,877,239
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc.(a)	191,663	2,027,794
Cohu, Inc.	123,000	1,852,380
Cree, Inc.(a)	23,077	1,215,927
Diodes, Inc.(a)	83,369	4,055,068
Enphase Energy, Inc.(a)	62,835	3,656,369
Entegris, Inc.	92,745	5,553,571
Inphi Corp.(a)	47,332	5,948,212
Kulicke & Soffa Industries, Inc.	79,000	1,766,440
MACOM Technology Solutions Holdings, Inc.(a)	73,000	2,317,750
MKS Instruments, Inc.	39,149	4,135,309
Monolithic Power Systems, Inc.	11,200	2,349,200
NVE Corp.	3,000	181,590
Photronics, Inc.(a)	232,883	2,792,267
Semtech Corp.(a)	49,876	2,652,406
SolarEdge Technologies, Inc.(a)	7,210	1,023,099
Synaptics, Inc.(a)	23,000	1,465,560
Ultra Clean Holdings, Inc.(a)	158,897	3,293,935
Total		46,286,877
Software 10.9%
ACI Worldwide, Inc.(a)	215,689	5,948,703
Altair Engineering, Inc., Class A(a)	156,918	6,133,925
Anaplan, Inc.(a)	60,191	2,763,971
Avalara, Inc.(a)	15,321	1,640,266
Avaya Holdings Corp.(a)	180,000	2,628,000
Bill.com Holdings, Inc.(a)	26,948	1,876,659
Blackbaud, Inc.	53,928	3,160,720
Blackline, Inc.(a)	158,104	11,747,127
Bottomline Technologies de, Inc.(a)	134,084	6,784,650
Cerence, Inc.(a)	50,000	1,495,500
CyberArk Software Ltd.(a)	26,140	2,712,809
Descartes Systems Group, Inc. (The)(a)	217,035	10,328,696
Dynatrace, Inc.(a)	95,616	3,678,347
Ebix, Inc.	34,200	766,422
Elastic NV(a)	33,009	2,836,133
Envestnet, Inc.(a)	59,880	4,347,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Everbridge, Inc.(a)	19,244	2,814,627
Five9, Inc.(a)	40,975	4,269,595
Globant SA(a)	14,776	2,071,743
HubSpot, Inc.(a)	19,362	3,871,238
Medallia, Inc.(a)	109,686	3,101,920
Model N, Inc.(a)	28,415	912,690
Paylocity Holding Corp.(a)	64,650	8,404,823
Proofpoint, Inc.(a)	22,191	2,580,148
PROS Holdings, Inc.(a)	152,425	5,936,954
Q2 Holdings, Inc.(a)	30,270	2,500,907
RealPage, Inc.(a)	53,175	3,606,328
Smartsheet, Inc., Class A(a)	58,757	3,387,929
SPS Commerce, Inc.(a)	112,450	7,664,592
Verint Systems, Inc.(a)	69,353	3,215,899
Zendesk, Inc.(a)	29,203	2,504,157
Zscaler, Inc.(a)	43,919	4,308,015
Total		130,001,380
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.(a)	28,500	739,860
Total Information Technology		244,766,957
Materials 2.9%
Chemicals 1.5%
American Vanguard Corp.	44,000	585,200
Balchem Corp.	64,861	6,528,260
Cabot Corp.	16,000	571,520
FutureFuel Corp.	48,700	636,996
Koppers Holdings, Inc.(a)	61,221	1,014,432
Livent Corp.(a)	255,000	1,718,700
Minerals Technologies, Inc.	11,800	581,858
Orion Engineered Carbons SA	272,819	3,017,378
PolyOne Corp.	11,600	287,448
Stepan Co.	19,902	1,933,678
Trinseo SA	35,900	738,822
Total		17,614,292
Construction Materials 0.2%
Summit Materials, Inc., Class A(a)	136,000	2,065,840
Containers & Packaging 0.0%
Silgan Holdings, Inc.	4,800	160,512

10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Carpenter Technology Corp.	58,000	1,355,460
Century Aluminum Co.(a)	108,300	645,468
Cleveland-Cliffs, Inc.	327,100	1,707,462
Commercial Metals Co.	65,565	1,125,096
Kaiser Aluminum Corp.	7,247	519,972
Materion Corp.	43,000	2,257,500
Schnitzer Steel Industries, Inc., Class A	76,756	1,205,069
Warrior Met Coal, Inc.	36,700	516,736
Worthington Industries, Inc.	19,200	574,464
Total		9,907,227
Paper & Forest Products 0.4%
Boise Cascade Co.	116,403	3,961,194
Domtar Corp.	26,400	538,560
Mercer International, Inc.	68,600	553,602
Total		5,053,356
Total Materials		34,801,227
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 3.4%
Alexander & Baldwin, Inc.	113,363	1,293,472
American Assets Trust, Inc.	63,500	1,661,795
City Office REIT, Inc.	46,961	435,798
Colony Capital, Inc.	318,100	639,381
CubeSmart	56,808	1,616,756
Easterly Government Properties, Inc.	43,750	1,096,813
EastGroup Properties, Inc.	19,273	2,240,486
First Industrial Realty Trust, Inc.	162,372	6,150,651
Getty Realty Corp.	36,363	967,983
Gladstone Commercial Corp.	35,808	641,679
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62,000	1,798,620
Hudson Pacific Properties, Inc.	55,000	1,329,350
Investors Real Estate Trust	24,000	1,701,600
Lexington Realty Trust	209,610	2,037,409
Mack-Cali Realty Corp.	137,000	2,083,770
National Health Investors, Inc.	22,578	1,252,853
National Storage Affiliates Trust	51,367	1,541,524
Pebblebrook Hotel Trust	61,400	838,724
Piedmont Office Realty Trust, Inc.	124,456	2,075,926
Common Stocks (continued)
Issuer	Shares	Value ($)
PS Business Parks, Inc.	18,000	2,405,520
RPT Realty	13,348	77,018
Sabra Health Care REIT, Inc.	83,000	1,117,180
Saul Centers, Inc.	16,178	491,488
Seritage Growth Properties, Class A(a)	56,400	443,868
SITE Centers Corp.	89,282	506,229
Spirit Realty Capital, Inc.	26,806	762,095
STAG Industrial, Inc.	21,662	582,708
Sunstone Hotel Investors, Inc.	140,000	1,239,000
Terreno Realty Corp.	42,654	2,183,458
Total		41,213,154
Real Estate Management & Development 0.6%
FirstService Corp.	74,500	6,953,085
Total Real Estate		48,166,239
Utilities 2.5%
Electric Utilities 1.0%
Allete, Inc.	15,500	910,315
El Paso Electric Co.	10,425	708,587
IDACORP, Inc.	18,044	1,682,242
Otter Tail Corp.	17,300	742,343
PNM Resources, Inc.	69,300	2,828,826
Portland General Electric Co.	111,186	5,237,973
Total		12,110,286
Gas Utilities 1.1%
New Jersey Resources Corp.	58,000	2,036,960
ONE Gas, Inc.	40,853	3,430,426
South Jersey Industries, Inc.	95,200	2,699,872
Southwest Gas Holdings, Inc.	49,647	3,770,690
Spire, Inc.	10,000	729,200
Star Group LP	58,300	460,570
Total		13,127,718

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
Avista Corp.	18,600	728,562
Black Hills Corp.	30,610	1,888,943
NorthWestern Corp.	12,285	738,574
Unitil Corp.	21,330	1,027,466
Total		4,383,545
Total Utilities		29,621,549
Total Common Stocks (Cost $1,140,784,899)		1,180,930,740

Limited Partnerships 0.1%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
CNX Midstream Partners LP	73,500	533,610
Noble Midstream Partners LP	21,400	206,938
Oasis Midstream Partners LP	27,100	236,854
Total		977,402
Total Energy		977,402
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Utilities 0.0%
Gas Utilities 0.0%
Suburban Propane Partners LP	49,000	714,910
Total Utilities		714,910
Total Limited Partnerships (Cost $2,757,499)		1,692,312

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	10,723,541	10,724,613
Total Money Market Funds (Cost $10,724,870)		10,724,613
Total Investments in Securities (Cost: $1,154,267,268)		1,193,347,665
Other Assets & Liabilities, Net		665,605
Net Assets		1,194,013,270

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such resale. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2020, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	34,975,909	472,726,751	(496,977,791)	(256)	10,724,613	11,044	415,212	10,723,541
12	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	13